Share-Based Compensation (Tables) - LandStar Inc. and Subsidiaries [Member]	9 Months Ended
Sep. 30, 2018
Schedule of Stock Option Activity

The following summarizes the stock option activity for the nine-month period ended September 30, 2018:

			Weighted-
			Average
	Available for	Options	Exercise
	Grant	Outstanding	Price
Balance as of January 1, 2018	-	-	$-
Authorization of awards	182,550,551	-	-
Grants of stock options	(182,550,551)	182,550,551	0.0046
Balance as of September 30, 2018	-	182,550,551	$0.0046

Schedule of Stock Options Vested and Expected to Vest

The following summarizes certain information about stock options vested and expected to vest as of September 30, 2018:

Weighted-Average
		Remaining	Weighted-
		Contractual Life	Average
	Number of Options	(In Years)	Exercise Price
Outstanding	182,550,551	9.45	$0.0046
Exercisable	-	-	-

Schedule of Stock Option Outstanding and Exercisable

The following table summarizes certain information about the stock options outstanding and exercisable as of September 30, 2018:

		Weighted-Average
	Number of Options	Remaining Life	Number of Options
Exercise Price	Outstanding	(In Years)	Exercisable
$0.0080	1,562,500	9.25	-
0.0014	121,428,571	9.34	-
0.0105	2,380,952	9.68	-
0.0106	1,000,000	9.67	-
0.0114	11,030,701	9.67	-
0.0115	14,782,607	9.58	-
0.0141	1,773,050	9.52	-
0.0144	1,666,666	9.64	-
0.0148	844,595	9.50	-
0.0150	1,600,000	9.40	-
0.0179	1,675,978	9.42	-
0.0100	8,737,864	9.84	-
0.0103	3,398,058	9.84	-
0.0070	3,428,572	9.90	-
0.0096	4,166,667	9.92	-
0.0122	3,073,770	9.75	-
	182,550,551		-

Schedule of Nonvested Restricted Stock Activity

The following summarizes the nonvested restricted stock activity for the nine-month period ended September 30, 2018:

		Weighted-Average
	Shares	Fair Value
Nonvested as of January 1, 2018	-	-
Shares of restricted stock reserved	133,567,651	0.0039
Nonvested as of September 30, 2018	133,567,651	0.0039